Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expenses And Other Current Assets
Schedule of prepayment deposit and other receivables

Prepaid expenses and other current assets consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$’000	HK$’000	US$’000
Rental deposit	1,930	1,982	253
VAT refundable	818	798	101
Prepayment	136	73	9
Income tax refundable	82	82	11
Other receivables	756	718	92
	3,722	3,653	466